Wilson Bank Holding Company - Parent Company Financial Information	12 Months Ended
Dec. 31, 2012
Wilson Bank Holding Company - Parent Company Financial Information [Abstract]
Wilson Bank Holding Company - Parent Company Financial Information
(22)	Wilson Bank Holding Company - Parent Company Financial Information

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Balance Sheets

December 31, 2012 and 2011

	Dollars In Thousands
	2012		2011
ASSETS
Cash	$1,337	*	1,579	*
Investment in wholly-owned commercial bank subsidiary	168,188		155,599
Refundable income taxes	173		170

Total assets	$169,698		157,348

LIABILITIES AND STOCKHOLDERS’ EQUITY
Stockholders’ equity:
Common stock, par value $2.00 per share, authorized 15,000,000 shares, 7,419,204 and 7,304,186 shares issued and outstanding, respectively	$14,838		14,608
Additional paid-in capital	51,242		46,734
Retained earnings	101,046		95,141
Net unrealized gains on available-for-sale securities, net of income taxes of $1,595 and $537, respectively	2,572		865

Total stockholders’ equity	169,698		157,348

Total liabilities and stockholders’ equity	$169,698		157,348

*	Eliminated in consolidation.

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Earnings and Comprehensive Earnings

Three Years Ended December 31, 2012

	Dollars In Thousands
	2012	2011	2010
Expenses:
Directors’ fees	$319	346	346
Other	88	64	45

Loss before Federal income tax benefits and equity in undistributed earnings of commercial bank subsidiaries	(407)	(410)	(391)
Federal income tax benefits	173	170	164

	(234)	(240)	(227)
Equity in undistributed earnings of commercial bank subsidiary	12,382 *	10,290 *	9,254 *

Net earnings	12,148	10,050	9,027

Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale- securities arising during period, net of taxes of $1,158, $2,685 and $1,578, respectively	1,867	4,330	(2,546)
Reclassification adjustments for net gains included in net earnings, net of taxes of $100, $73 and $204, respectively	(160)	(119)	(328)

Other comprehensive earnings (losses)	1,707	4,211	(2,874)

Comprehensive earnings	$13,855	14,261	6,153

*	Eliminated in consolidation.

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Changes in Stockholders’ Equity

Three Years Ended December 31, 2012

	Dollars In Thousands
	Common Stock	Additional Paid-In Capital	Retained Earnings	Net Unrealized Gain (Loss) On Available-For- Sale Securities	Total
Balance December 31, 2009	$14,295	41,022	84,712	(472)	139,557
Cash dividends declared, $.60 per share	—	—	(4,300)	—	(4,300)
Issuance of 79,816 shares of stock pursuant to dividend reinvestment plan	160	2,892	—	—	3,052
5,969 common shares repurchased	(12)	(213)	—	—	(225)
Issuance of 3,659 shares of stock pursuant to exercise of stock options	7	69	—	—	76
Share based compensation expense	—	20	—	—	20
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $1,782	—	—	—	(2,874)	(2,874)
Net earnings for the year	—	—	9,027	—	9,027

Balance December 31, 2010	14,450	43,790	89,439	(3,346)	144,333
Cash dividends declared, $.60 per share	—	—	(4,348)	—	(4,348)
Issuance of 79,962 shares of stock pursuant to dividend reinvestment plan	160	3,058	—	—	3,218
6,148 common shares repurchased	(13)	(237)	—	—	(250)
Issuance of 5,284 shares of stock pursuant to exercise of stock options	11	99	—	—	110
Share based compensation expense	—	24	—	—	24
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $2,612	—	—	—	4,211	4,211
Net earnings for the year	—	—	10,050	—	10,050

Balance December 31, 2011	14,608	46,734	95,141	865	157,348
Cash dividends declared, $.85 per share	—	—	(6,243)	—	(6,243)
Issuance of 106,230 shares of stock pursuant to dividend reinvestment plan	212	4,306	—	—	4,518
Issuance of 8,788 shares of stock pursuant to exercise of stock options	18	171	—	—	189
Share based compensation expense	—	31	—	—	31
Net change in unrealized loss on available-for-sale securities during the year, net of taxes of $1,058	—	—	—	1,707	1,707
Net earnings for the year	—	—	12,148	—	12,148

Balance December 31, 2012	$14,838	51,242	101,046	2,572	169,698

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Cash Flows

Three Years Ended December 31, 2012

Increase (Decrease) in Cash and Cash Equivalents

	Dollars In Thousands
	2012	2011	2010
Cash flows from operating activities:
Cash paid to suppliers and other	$(376)	(386)	(371)
Tax benefits received	170	164	228

Net cash used in operating activities	(206)	(222)	(143)

Cash flows from investing activities:
Dividends received from commercial bank subsidiary	1,500	—	4,500

Net cash provided by investing activities	1,500	—	4,500

Cash flows from financing activities:
Dividends paid	(6,243)	(4,348)	(4,300)
Proceeds from sale of stock pursuant to dividend reinvestment	4,518	3,218	3,052
Proceeds from exercise of stock options	189	110	76
Common shares repurchased	—	(249)	(225)

Net cash used in financing activities	(1,536)	(1,269)	(1,397)

Net increase (decrease) in cash and cash equivalents	(242)	(1,491)	2,960
Cash and cash equivalents at beginning of year	1,579	3,070	110

Cash and cash equivalents at end of year	$1,337	1,579	3,070

WILSON BANK HOLDING COMPANY

(Parent Company Only)

Statements of Cash Flows, Continued

Three Years Ended December 31, 2012

Increase (Decrease) in Cash and Cash Equivalents

	Dollars In Thousands
	2012	2011	2010
Reconciliation of net earnings to net cash used in operating activities:
Net earnings	$12,148	10,050	9,027
Adjustments to reconcile net earnings to net cash used in operating activities:
Equity in earnings of commercial bank subsidiary	(12,382)	(10,290)	(9,254)
Decrease (increase) in refundable income taxes	(3)	(6)	64
Share based compensation expense	31	24	20

Total adjustments	(12,354)	(10,272)	(9,170)

Net cash used in operating activities	$(206)	(222)	(143)